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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Martha D. Vorlicek
Title: Managing Director
Phone: 617-348-3709

Signature, Place, and Date of Signing:


Martha D. Vorlicek                       Boston, MA     8/12/11
-------------------------------------   -------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       15
Form 13F Information Table Value Total:  $92,735
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
28-   14156

[Repeat as necessary.]

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
                                                    6/30/2011
                                                      Value    Shares/PRN                   Investment  Other   Voting Authority
Name of Issuer             Title of Class   CUSIP    (x$1000)    Amount   SH/PRN  PUT/CALL  Discretion Managers       Sole
-------------------------- -------------- --------- ---------- ---------- ------ ---------- ---------- -------- ----------------
PARTNERSHIP
A123 Corp.                     Common     03739T108        837   157,352   SH                  Sole       n/a          x
Alimera Sciences               Common     016259103        280    34,401   SH                  Sole       n/a          x
Calix Networks                 Common     13100M509        293    14,058   SH                  Sole       n/a          x
E-Commerce China  Dangdang     Common     26833A105      5,165   445,657   SH                  Sole       n/a          x
Financial Engines              Common     317485100        883    34,055   SH                  Sole       n/a          x
GreenDot Corp.                 Common     39304D102      2,080    61,201   SH                  Sole       n/a          x
HiSoft Technologies            Common     43358R108      1,241    84,699   SH                  Sole       n/a          x
MaxLinear                      Common     57776J100      1,117   129,016   SH                  Sole       n/a          x
Motricity                      Common     620107102      1,060   137,109   SH                  Sole       n/a          x
Tesla Motors                   Common     88160R101      2,725    93,549   SH                  Sole       n/a          x
FleetCor Tech.                 Common     339041105     20,995   708,333   SH                  Sole       n/a          x
Network Engines                Common     64121A107      6,480 5,890,926   SH                  Sole       n/a          x
PartnersRe                     Common     G6852T105     28,438   413,036   SH                  Sole       n/a          x
SelectMedical                  Common     81619Q105     15,573 1,755,693   SH                  Sole       n/a          x
Magicjack VocalTech            Common     M6787E101      5,569   226,089   SH                  Sole       n/a          x
                                                    ----------
                                              TOTAL     92,735
                                                    ==========